Small Company Growth Portfolio

Schedule of Investments (unaudited)
As of September 30, 2019

			Market
			Value
		Shares	($000)
Common Stocks (96.0%)1
Communication Services (2.7%)
	Cinemark Holdings Inc.	478,120	18,475
	National CineMedia Inc.	1,127,203	9,243
^	Match Group Inc.	67,039	4,789
	Nexstar Media Group Inc. Class A	35,106	3,592
*	Boingo Wireless Inc.	318,514	3,536
*	Liberty TripAdvisor Holdings Inc. Class A	343,196	3,230
*	TechTarget Inc.	121,752	2,742
*	Glu Mobile Inc.	428,694	2,139
	New York Times Co. Class A	50,139	1,428
	Shenandoah Telecommunications Co.	41,405	1,315
*	Bandwidth Inc. Class A	17,755	1,156
	Tribune Publishing Co.	108,642	932
	Meredith Corp.	22,378	820
*	Cargurus Inc.	21,897	678
			54,075
Consumer Discretionary (15.6%)
	Hanesbrands Inc.	1,906,528	29,208
*	Skechers U.S.A. Inc. Class A	702,496	26,238
*	Sally Beauty Holdings Inc.	1,701,656	25,338
*	frontdoor Inc.	431,939	20,979
	Polaris Inc.	168,772	14,854
*	Shutterstock Inc.	388,756	14,042
	Carter's Inc.	142,344	12,983
*	Grand Canyon Education Inc.	128,164	12,586
	Wolverine World Wide Inc.	298,063	8,423
*	Etsy Inc.	139,553	7,885
*	Under Armour Inc. Class C	431,061	7,815
*	Deckers Outdoor Corp.	51,256	7,553
*	NVR Inc.	2,030	7,546
*	Planet Fitness Inc. Class A	119,953	6,942
	Wingstop Inc.	72,133	6,296
	PulteGroup Inc.	168,138	6,145
	Brinker International Inc.	139,753	5,963
^,* RH		33,739	5,764
	Rent-A-Center Inc.	222,100	5,728
	H&R Block Inc.	220,376	5,205
	Lithia Motors Inc. Class A	34,128	4,518
	Domino's Pizza Inc.	17,707	4,331
*	TopBuild Corp.	42,602	4,108
^,* YETI Holdings Inc.		127,181	3,561
*	Chewy Inc.	139,793	3,436
	Core-Mark Holding Co. Inc.	105,033	3,373
*	SeaWorld Entertainment Inc.	117,461	3,092
	Dine Brands Global Inc.	37,308	2,830
	Gentex Corp.	100,564	2,769
*	Denny's Corp.	110,868	2,524
	Aaron's Inc.	36,499	2,345
*	Boot Barn Holdings Inc.	62,324	2,175

*	Skyline Champion Corp.	71,739	2,159
	Dave & Buster's Entertainment Inc.	53,752	2,094
*	Chegg Inc.	66,302	1,986
*	Taylor Morrison Home Corp. Class A	74,656	1,937
*	Murphy USA Inc.	22,529	1,922
*	Stoneridge Inc.	61,905	1,917
*	Roku Inc.	17,300	1,760
*	Burlington Stores Inc.	8,377	1,674
	Lear Corp.	13,999	1,651
*	Everi Holdings Inc.	194,564	1,646
	Columbia Sportswear Co.	16,509	1,600
*	K12 Inc.	58,563	1,546
*	Conn's Inc.	59,774	1,486
	Kontoor Brands Inc.	41,974	1,473
*	Zumiez Inc.	44,963	1,424
	Wendy's Co.	68,364	1,366
*	1-800-Flowers.com Inc. Class A	80,552	1,192
*	Fossil Group Inc.	81,729	1,022
*	Fox Factory Holding Corp.	15,842	986
*	Career Education Corp.	40,049	636
	Bloomin' Brands Inc.	29,018	549
*	Mattel Inc.	43,632	497
			309,078
Consumer Staples (1.0%)
	Coca-Cola Consolidated Inc.	19,264	5,854
	Casey's General Stores Inc.	22,352	3,602
^	B&G Foods Inc.	98,115	1,855
*	Post Holdings Inc.	17,261	1,827
*	Boston Beer Co. Inc. Class A	4,715	1,717
	Medifast Inc.	13,789	1,429
	John B Sanfilippo & Son Inc.	12,776	1,234
*	Herbalife Nutrition Ltd.	27,668	1,047
*	Pilgrim's Pride Corp.	28,071	900
			19,465
Energy (0.3%)
*	W&T Offshore Inc.	479,658	2,096
*	RigNet Inc.	221,753	1,718
	DMC Global Inc.	18,890	831
*	CONSOL Energy Inc.	46,768	731
	Delek US Holdings Inc.	19,555	710
			6,086
Financials (4.1%)
	LPL Financial Holdings Inc.	219,913	18,011
	WisdomTree Investments Inc.	1,560,551	8,154
	Primerica Inc.	60,148	7,653
	Walker & Dunlop Inc.	90,765	5,076
	CIT Group Inc.	103,102	4,671
	OneMain Holdings Inc.	123,821	4,542
	Voya Financial Inc.	61,670	3,357
	Bank OZK	120,268	3,280
*	NMI Holdings Inc. Class A	120,076	3,153
	MSCI Inc. Class A	14,181	3,088
^,* Health Insurance Innovations Inc. Class A		101,042	2,519
*	Enova International Inc.	112,196	2,328
	Bank of NT Butterfield & Son Ltd.	78,347	2,322
	Virtus Investment Partners Inc.	18,031	1,994

*	Cowen Inc. Class A	127,727	1,966
	Universal Insurance Holdings Inc.	51,576	1,547
*	Alleghany Corp.	1,572	1,254
	National General Holdings Corp.	53,735	1,237
	Artisan Partners Asset Management Inc. Class A	40,995	1,158
	Brightsphere Investment Group Inc.	104,544	1,036
	FirstCash Inc.	9,041	829
	MarketAxess Holdings Inc.	2,418	792
*	Mr Cooper Group Inc.	51,815	550
	Piper Jaffray Cos.	6,883	519
	Erie Indemnity Co. Class A	2,254	418
			81,454
Health Care (20.3%)
	STERIS plc	130,198	18,812
*	Syneos Health Inc.	319,644	17,008
*	MEDNAX Inc.	707,255	15,998
*	BioTelemetry Inc.	363,996	14,826
*	Merit Medical Systems Inc.	375,823	11,448
*	Quidel Corp.	182,692	11,208
*	Integra LifeSciences Holdings Corp.	172,084	10,337
*	Medidata Solutions Inc.	110,132	10,077
	Chemed Corp.	21,406	8,939
*	Spectrum Pharmaceuticals Inc.	1,034,246	8,579
*	PRA Health Sciences Inc.	80,465	7,985
*	Novocure Ltd.	106,624	7,973
*	Prestige Consumer Healthcare Inc.	213,483	7,406
	Bruker Corp.	165,425	7,267
	Encompass Health Corp.	114,390	7,239
*	Heron Therapeutics Inc.	389,797	7,211
*	Medpace Holdings Inc.	82,648	6,946
*	Charles River Laboratories International Inc.	51,992	6,882
*	Revance Therapeutics Inc.	524,772	6,822
*	Integer Holdings Corp.	84,295	6,369
*	Axogen Inc.	510,284	6,368
*	Immunomedics Inc.	476,174	6,314
*	Masimo Corp.	42,206	6,280
*	Ionis Pharmaceuticals Inc.	101,222	6,064
*	Agios Pharmaceuticals Inc.	186,961	6,058
*	Catalent Inc.	121,039	5,769
*	Veeva Systems Inc. Class A	37,025	5,653
*	Deciphera Pharmaceuticals Inc.	163,567	5,551
*	Esperion Therapeutics Inc.	149,357	5,475
^,* Viking Therapeutics Inc.		789,619	5,433
*	ABIOMED Inc.	30,219	5,376
*	Neurocrine Biosciences Inc.	54,961	4,953
*	Nevro Corp.	56,949	4,896
*	Ironwood Pharmaceuticals Inc. Class A	563,816	4,840
*	CorVel Corp.	62,818	4,755
*	Arrowhead Pharmaceuticals Inc.	161,624	4,555
	Cooper Cos. Inc.	14,521	4,313
*	SmileDirectClub Inc.	275,796	3,828
*	Mettler-Toledo International Inc.	5,291	3,727
*	Tenet Healthcare Corp.	167,876	3,713
	Hill-Rom Holdings Inc.	34,040	3,582
*	IQVIA Holdings Inc.	22,260	3,325
*	Haemonetics Corp.	26,007	3,281
^,* DBV Technologies SA ADR		371,239	3,193

	PerkinElmer Inc.	35,652	3,036
*	STAAR Surgical Co.	114,015	2,939
*	Halozyme Therapeutics Inc.	184,698	2,865
*	Alkermes plc	145,887	2,846
*	Surmodics Inc.	60,427	2,764
	Mesa Laboratories Inc.	11,548	2,746
*	Puma Biotechnology Inc.	253,651	2,731
*	MacroGenics Inc.	199,935	2,551
	Ensign Group Inc.	53,106	2,519
*	HMS Holdings Corp.	72,528	2,500
*	Natera Inc.	71,731	2,353
*	Enanta Pharmaceuticals Inc.	37,745	2,268
*	Molina Healthcare Inc.	19,674	2,159
*	Vanda Pharmaceuticals Inc.	155,939	2,071
^,* Intrexon Corp.		361,867	2,070
*	Lantheus Holdings Inc.	78,815	1,975
*	Endologix Inc.	462,140	1,835
*	NanoString Technologies Inc.	83,691	1,807
*	Horizon Therapeutics plc	65,347	1,779
	US Physical Therapy Inc.	13,305	1,737
*	ICU Medical Inc.	10,617	1,694
*	ImmunoGen Inc.	680,246	1,646
	LeMaitre Vascular Inc.	45,977	1,571
*	Fluidigm Corp.	329,894	1,527
*	Myriad Genetics Inc.	49,499	1,417
*	DexCom Inc.	9,295	1,387
*	Endo International plc	418,058	1,342
*	Voyager Therapeutics Inc.	76,763	1,321
*	Exact Sciences Corp.	14,105	1,275
	Luminex Corp.	60,247	1,244
*	Epizyme Inc.	118,289	1,220
*	Align Technology Inc.	6,677	1,208
*	NuVasive Inc.	17,092	1,083
*	Akorn Inc.	283,955	1,079
*	Acorda Therapeutics Inc.	367,609	1,055
*	Veracyte Inc.	42,316	1,016
*	Global Blood Therapeutics Inc.	20,648	1,002
*	Precision BioSciences Inc.	118,241	992
*	Pacira BioSciences Inc.	25,602	975
*	CareDx Inc.	42,914	970
*	FibroGen Inc.	25,916	958
*	Retrophin Inc.	77,651	900
	Atrion Corp.	1,109	864
^,* Soliton Inc.		80,421	860
*	Pieris Pharmaceuticals Inc.	243,036	829
^,* Clovis Oncology Inc.		196,275	771
*	Ra Pharmaceuticals Inc.	32,137	760
*	Inovalon Holdings Inc. Class A	44,964	737
*	Radius Health Inc.	27,422	706
	Phibro Animal Health Corp. Class A	32,100	685
*	Iovance Biotherapeutics Inc.	37,478	682
*	Assertio Therapeutics Inc.	528,241	676
*	ACADIA Pharmaceuticals Inc.	17,221	620
*	Silk Road Medical Inc.	17,378	565
*	Orthofix Medical Inc.	10,615	563
*	Amedisys Inc.	3,853	505
	Bio-Techne Corp.	2,538	497

*	Cyclerion Therapeutics Inc.	37,118	450
*	Jounce Therapeutics Inc.	126,213	420
^,* Inovio Pharmaceuticals Inc.		125,905	258
^,* Novavax Inc.		31,922	160
			402,675
Industrials (22.8%)
*	Clean Harbors Inc.	411,069	31,735
*	Sensata Technologies Holding plc	592,593	29,665
	MSC Industrial Direct Co. Inc. Class A	288,661	20,937
*	TriNet Group Inc.	302,057	18,785
	ABM Industries Inc.	487,173	17,694
	Woodward Inc.	161,048	17,366
	Ritchie Bros Auctioneers Inc. (XNYS)	401,030	16,001
*	Middleby Corp.	135,286	15,815
*	Cimpress NV	119,433	15,746
	Tennant Co.	214,074	15,135
*	Kirby Corp.	179,881	14,779
	John Bean Technologies Corp.	131,381	13,063
	Heartland Express Inc.	550,696	11,845
	Kennametal Inc.	308,305	9,477
	Spirit AeroSystems Holdings Inc. Class A	113,749	9,355
	Allegion plc	83,259	8,630
	Allison Transmission Holdings Inc.	178,897	8,417
	Armstrong World Industries Inc.	85,689	8,286
	Matson Inc.	220,696	8,278
	Forward Air Corp.	114,423	7,291
*	Aerojet Rocketdyne Holdings Inc.	141,101	7,127
	EMCOR Group Inc.	82,127	7,073
*	MasTec Inc.	106,202	6,896
*	Builders FirstSource Inc.	304,164	6,258
	Kforce Inc.	162,181	6,136
	Korn Ferry	150,749	5,825
*	Generac Holdings Inc.	73,811	5,782
	Landstar System Inc.	50,560	5,692
	Wabtec Corp.	79,078	5,683
*	Atkore International Group Inc.	179,227	5,440
	HEICO Corp. Class A	55,489	5,400
	Robert Half International Inc.	96,318	5,361
	Albany International Corp. Class A	59,365	5,352
*	HD Supply Holdings Inc.	132,034	5,172
*	Proto Labs Inc.	47,949	4,896
*	Continental Building Products Inc.	169,153	4,616
	IDEX Corp.	22,626	3,708
	Hillenbrand Inc.	118,380	3,656
*	Meritor Inc.	189,456	3,505
*	GMS Inc.	110,635	3,177
	Covanta Holding Corp.	180,729	3,125
	MSA Safety Inc.	25,464	2,778
	Huntington Ingalls Industries Inc.	13,094	2,773
*	Hub Group Inc. Class A	59,244	2,755
*	Astronics Corp.	86,268	2,535
	Tetra Tech Inc.	28,174	2,444
*	American Woodmark Corp.	27,176	2,416
*	TrueBlue Inc.	111,653	2,356
	ArcBest Corp.	75,966	2,313
*	Herc Holdings Inc.	48,809	2,270
	Federal Signal Corp.	64,775	2,121

	Barrett Business Services Inc.	20,901	1,856
*	Great Lakes Dredge & Dock Corp.	154,807	1,618
	McGrath RentCorp	20,738	1,443
*	Avis Budget Group Inc.	49,917	1,411
	Triumph Group Inc.	60,105	1,375
	Lennox International Inc.	5,197	1,263
	Kimball International Inc. Class B	64,327	1,242
	Advanced Drainage Systems Inc.	36,791	1,187
*	Foundation Building Materials Inc.	69,136	1,071
	Brady Corp. Class A	19,024	1,009
*	JetBlue Airways Corp.	59,781	1,001
	Exponent Inc.	13,143	919
	Systemax Inc.	38,145	840
*	FTI Consulting Inc.	6,983	740
*	SPX Corp.	16,225	649
	National Presto Industries Inc.	6,597	588
*	AeroVironment Inc.	10,871	582
	EnPro Industries Inc.	7,935	545
*	Echo Global Logistics Inc.	20,938	474
	Rush Enterprises Inc. Class A	11,936	460
*	Evoqua Water Technologies Corp.	1,745	30
			453,244
Information Technology (24.4%)
	LogMeIn Inc.	470,979	33,421
	j2 Global Inc.	267,042	24,253
*	SolarWinds Corp.	964,052	17,787
*	Cornerstone OnDemand Inc.	322,730	17,692
*	Trimble Inc.	446,345	17,323
*	ON Semiconductor Corp.	842,898	16,192
	Belden Inc.	288,183	15,372
	SS&C Technologies Holdings Inc.	291,469	15,031
	Presidio Inc.	817,879	13,822
	Switch Inc.	734,499	11,473
	Booz Allen Hamilton Holding Corp. Class A	151,801	10,781
*	Nuance Communications Inc.	660,903	10,779
*	Paycom Software Inc.	47,528	9,957
*	Euronet Worldwide Inc.	61,256	8,962
*	Gartner Inc.	59,850	8,558
*	2U Inc.	503,873	8,203
*	New Relic Inc.	129,847	7,979
*	FireEye Inc.	596,694	7,960
*	Manhattan Associates Inc.	95,783	7,727
*	HubSpot Inc.	49,106	7,445
*	Carbonite Inc.	470,271	7,285
*	Fair Isaac Corp.	23,698	7,193
	MAXIMUS Inc.	92,411	7,140
*	Five9 Inc.	126,887	6,819
*	Teradata Corp.	212,124	6,576
	CDW Corp.	52,858	6,514
*	Zebra Technologies Corp.	31,465	6,493
*	Lattice Semiconductor Corp.	343,934	6,289
^,* 3D Systems Corp.		738,477	6,019
	Sabre Corp.	268,645	6,016
*	Cadence Design Systems Inc.	87,487	5,781
*	Appfolio Inc.	60,146	5,722
*	Workiva Inc. Class A	128,545	5,634
*	Box Inc.	332,033	5,498

*	Cardtronics plc Class A	178,109	5,386
*	Ceridian HCM Holding Inc.	108,909	5,377
*	Atlassian Corp. plc Class A	42,771	5,365
*	RealPage Inc.	82,865	5,209
*	Anaplan Inc.	109,272	5,136
*	Verint Systems Inc.	119,332	5,105
*	Fortinet Inc.	64,933	4,984
*	Diodes Inc.	118,487	4,757
*	Enphase Energy Inc.	202,250	4,496
*	RingCentral Inc. Class A	33,419	4,199
*	NCR Corp.	120,417	3,800
*	Alteryx Inc. Class A	31,903	3,427
^,* Pagerduty Inc.		120,090	3,393
*	ChannelAdvisor Corp.	357,097	3,332
*	OSI Systems Inc.	31,345	3,183
	Jabil Inc.	83,367	2,982
	TTEC Holdings Inc.	59,754	2,861
*	EPAM Systems Inc.	13,779	2,512
*	Extreme Networks Inc.	343,240	2,497
*	SPS Commerce Inc.	52,608	2,476
*	Cirrus Logic Inc.	41,396	2,218
	CSG Systems International Inc.	40,732	2,105
*	eGain Corp.	261,786	2,096
*	Synaptics Inc.	50,678	2,025
*	SunPower Corp. Class A	178,615	1,959
*	Everbridge Inc.	31,650	1,953
*	Itron Inc.	25,877	1,914
*	Trade Desk Inc. Class A	9,975	1,871
*	MaxLinear Inc.	83,002	1,858
*	Insight Enterprises Inc.	31,157	1,735
*	Unisys Corp.	223,141	1,658
*	Diebold Nixdorf Inc.	131,737	1,475
	EVERTEC Inc.	44,889	1,401
^,* PAR Technology Corp.		58,172	1,383
*	Inphi Corp.	21,672	1,323
*	Domo Inc.	82,029	1,311
*	Model N Inc.	45,659	1,267
^,* Paysign Inc.		123,816	1,251
*	Fitbit Inc. Class A	317,923	1,211
*	Nutanix Inc.	45,574	1,196
	Teradyne Inc.	19,292	1,117
*	Endurance International Group Holdings Inc.	280,425	1,052
*	MobileIron Inc.	154,871	1,014
	Xperi Corp.	43,572	901
*	Avid Technology Inc.	137,266	850
*	Nanometrics Inc.	25,023	816
*	Perficient Inc.	20,799	802
*	MicroStrategy Inc. Class A	5,311	788
*	ePlus Inc.	9,372	713
*	A10 Networks Inc.	98,231	682
*	Okta Inc.	6,522	642
*	Virtusa Corp.	15,286	551
*	Altair Engineering Inc. Class A	13,722	475
*	Cision Ltd.	59,367	457
*	Alarm.com Holdings Inc.	8,923	416
*	DSP Group Inc.	15,480	218

*	PFSweb Inc.			73,268	185
					485,062
Materials (2.3%)
	Graphic Packaging Holding Co.			511,554	7,545
	Scotts Miracle-Gro Co.			67,805	6,904
	Sealed Air Corp.			144,055	5,980
*	Element Solutions Inc.			576,071	5,864
	Huntsman Corp.			154,018	3,583
	Myers Industries Inc.			152,240	2,687
	Avery Dennison Corp.			23,311	2,647
	Royal Gold Inc.			20,664	2,546
	Quaker Chemical Corp.			9,882	1,563
*	Novagold Resources Inc.			248,323	1,507
	CF Industries Holdings Inc.			26,080	1,283
*	Verso Corp.			67,349	834
*	Kraton Corp.			24,000	775
*	AdvanSix Inc.			20,190	519
	Packaging Corp. of America			4,558	484
					44,721
Other (0.0%)
*,§ NuPathe Inc. CVR				345,900	—

Real Estate (2.1%)
	EastGroup Properties Inc.			63,039	7,881
	National Health Investors Inc.			77,163	6,358
	GEO Group Inc.			352,445	6,111
	PS Business Parks Inc.			23,902	4,349
	Hannon Armstrong Sustainable Infrastructure Capital Inc.			108,885	3,174
^	Tanger Factory Outlet Centers Inc.			161,123	2,494
	Essential Properties Realty Trust Inc.			104,386	2,392
	Kennedy-Wilson Holdings Inc.			104,723	2,296
	Universal Health Realty Income Trust			20,778	2,136
^	Pennsylvania REIT			291,127	1,665
	iStar Inc.			70,374	918
^	American Finance Trust Inc.			52,713	736
	Alexander's Inc.			1,510	526
					41,036
Utilities (0.4%)
	NRG Energy Inc.			135,290	5,358
	New Jersey Resources Corp.			27,895	1,261
	Northwest Natural Holding Co.			12,235	873
					7,492
Total Common Stocks (Cost $1,916,520)					1,904,388
		Coupon
Temporary Cash Investments (5.6%)1
Money Market Fund (5.4%)
2,3 Vanguard Market Liquidity Fund		2.098%		1,079,859	107,997

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.2%)
4	United States Treasury Bill	1.954%	11/7/19	3,500	3,494

4 United States Treasury Bill	1.946%	11/29/19	400	398
				3,892
Total Temporary Cash Investments (Cost $111,896)				111,889
Total Investments (101.6%) (Cost $2,028,416)				2,016,277
Other Assets and Liabilities-Net (-1.6%)4				(31,858)
Net Assets (100%)				1,984,419

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $26,722,000.
* Non-income-producing security.
§ Security value determined using significant unobservable inputs.
1 The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts.
After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 98.9% and 2.7%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $28,491,000 of collateral received for securities on loan.
4 Securities with a value of $2,895,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2019	760	57,950	(2,274)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in
Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system
(which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

Small Company Growth Portfolio

B. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the portfolio's investments and derivatives as of
September 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,904,388	—	—
Temporary Cash Investments	107,997	3,892	—
Futures Contracts—Assets[1]	34	—	—
Total	2,012,419	3,892	—
1 Represents variation margin on the last day of the reporting period.